Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents
Cash and Cash Equivalents

(15)    Cash and Cash Equivalents

Details of this caption of the consolidated balance sheet at 31 December 2019 and 2018 are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018
Current deposits	63	441,614
Cash in hand and at banks	741,919	592,178
Total cash and cash equivalents	741,982	1,033,792